17. Suppliers (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Suppliers [Line Items]
Current portion		R$ 3,128,732	R$ 3,923,035
Local Currency [member]
Suppliers [Line Items]
Current portion		2,932,486	3,769,298
Local Currency [member] | Suppliers Of Materials And Services [member]
Suppliers [Line Items]
Current portion	[1]	2,839,547	3,667,152
Local Currency [member] | Inter Connection [member]
Suppliers [Line Items]
Current portion	[2]	64,066	67,396
Local Currency [member] | Co-Billing [member]
Suppliers [Line Items]
Current portion	[3]	28,661	34,309
Local Currency [member] | Roaming [member]
Suppliers [Line Items]
Current portion	[4]	212	441
Foreign Currency [member]
Suppliers [Line Items]
Current portion		196,246	153,737
Foreign Currency [member] | Suppliers Of Materials And Services [member]
Suppliers [Line Items]
Current portion	[1]	148,888	116,057
Foreign Currency [member] | Roaming [member]
Suppliers [Line Items]
Current portion	[4]	47,358	37,680
Foreign Currency [member] | Current installment [member]
Suppliers [Line Items]
Current portion		R$ 3,128,732	R$ 3,923,035

[1]	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.
[2]	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.
[3]	Refers to calls made by the customer when choosing another long-distance operator.
[4]	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.